Additional information-Financial Statement Schedule I - Condensed statement of changes in equity (Details)	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 GBP (£)		Jun. 30, 2018 USD ($)	Jun. 30, 2018 GBP (£)		Jun. 30, 2017 USD ($)	Jun. 30, 2017 GBP (£)
Equity at beginning of year		£ 427,104,000	[1]		£ 480,087,000	[1]		£ 460,379,000
Profit/(loss) for the year		18,881,000			(37,629,000)	[1]		39,209,000	[1]
Total comprehensive income/(loss) for the year		10,895,000			(33,916,000)	[1]		40,815,000	[1]
Equity-settled share based payments		699,000			2,915,000			2,187,000
Dividends paid	$ (29,615,000)	(23,326,000)		$ (29,555,000)	(21,982,000)		$ (29,525,000)	(23,295,000)
Proceeds from shares issued								1,000
Equity at end of year		415,202,000			427,104,000	[1]		480,087,000	[1]
Share capital
Equity at beginning of year		53,000			53,000			52,000
Proceeds from shares issued								1,000
Equity at end of year		53,000			53,000			53,000
Share premium
Equity at beginning of year		68,822,000			68,822,000			68,822,000
Equity at end of year		68,822,000			68,822,000			68,822,000
Retained earnings
Equity at beginning of year		136,757,000			193,453,000			175,352,000
Profit/(loss) for the year		18,881,000			(37,629,000)	[1]		39,209,000	[1]
Total comprehensive income/(loss) for the year		18,881,000			(37,629,000)			39,209,000
Equity-settled share based payments		699,000			2,915,000			2,187,000
Dividends paid		(23,326,000)			(21,982,000)			(23,295,000)
Equity at end of year		132,841,000			136,757,000			193,453,000
Parent
Equity at beginning of year		316,681,000			317,189,000			317,014,000
Profit/(loss) for the year		19,871,000			18,559,000			21,282,000
Total comprehensive income/(loss) for the year		19,871,000			18,559,000			21,282,000
Equity-settled share based payments		699,000			2,915,000			2,187,000
Dividends paid		(23,326,000)			(21,982,000)			(23,295,000)
Proceeds from shares issued								1,000
Equity at end of year		313,925,000			316,681,000			317,189,000
Parent | Share capital
Equity at beginning of year		53,000			53,000			52,000
Proceeds from shares issued								1,000
Equity at end of year		53,000			53,000			53,000
Parent | Share premium
Equity at beginning of year		68,822,000			68,822,000			68,822,000
Equity at end of year		68,822,000			68,822,000			68,822,000
Parent | Retained earnings
Equity at beginning of year		247,806,000			248,314,000			248,140,000
Profit/(loss) for the year		19,871,000			18,559,000			21,282,000
Total comprehensive income/(loss) for the year		19,871,000			18,559,000			21,282,000
Equity-settled share based payments		699,000			2,915,000			2,187,000
Dividends paid		(23,326,000)			(21,982,000)			(23,295,000)
Equity at end of year		£ 245,050,000			£ 247,806,000			£ 248,314,000

[1]	Comparative amounts have been restated—see note 33 for further details.